Pension schemes - Additional information (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	£ 63
United Kingdom
Disclosure of defined benefit plans
Percentage of funded status below which action needs to be taken to remedy deficit	100.00%
Estimate of contributions expected to be paid to plan for next annual reporting period, pension deficit funding	£ 50
United Kingdom | 2023-2024
Disclosure of defined benefit plans
Deficit funding contributions	£ 76
United States
Disclosure of defined benefit plans
Percentage of funded status below which action needs to be taken to remedy deficit	100.00%
Period for additional contributions	7 years
Percentage of funded status	100.00%